OTHER ASSETS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
OTHER ASSETS

16)	OTHER ASSETS

a)	Other assets

	R$ thousands
	On December 31, 2024	On December 31, 2023
Financial assets (1) (2)	81,195,242	56,958,860
Foreign exchange transactions (3)	44,132,289	27,704,682
Debtors for guarantee deposits (4)	21,743,293	20,787,578
Securities trading	5,848,323	3,720,053
Trade and credit receivables	6,032,514	2,667,921
Receivables	3,438,823	2,078,626
Other assets	15,824,815	9,597,412
Other debtors	5,777,906	3,405,012
Prepaid expenses	3,568,136	2,934,506
Interbank and interdepartmental accounts	224,343	297,291
Other (5)	6,254,430	2,960,603
Total	97,020,057	66,556,272
(1)	Financial assets accounted for at amortized cost;
(2)	In 2024 and 2023, there were no expected losses for other financial assets;
(3)	Mainly refers to purchases in foreign currency made by the Group on behalf of customers and rights in the institution’s domestic currency, resulting from exchange sale operations;
(4)	Refers to deposits resulting from legal or contractual requirements, including guarantees provided in cash, such as those made for the filing of appeals in departments or courts and those made to guarantee services of any nature; and
(5)	Primarily includes material in inventory, amounts receivable, other advances, advances and payments to be reimbursed and investment property.